Russell Factor ETFs Prospectus
RUSSELL EXCHANGE TRADED FUNDS TRUST
Supplement dated March 19, 2012 to
PROSPECTUS DATED May 17, 2011
As Supplemented through November 3, 2011
The below language is deleted from the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary for each Fund in the Prospectus listed above:
“Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.”
Russell Developed ex-U.S. Factor ETFs Prospectus
RUSSELL EXCHANGE TRADED FUNDS TRUST
Supplement dated March 19, 2012 to
PROSPECTUS DATED October 28, 2011
The below language is deleted from the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary for each Fund in the Prospectus listed above:
“Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.”